ACCOUNTING STANDARDS AND BASIS OF PREPARATION - (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Acquisition-date fair value of total consideration transferred
Prepayment Premium Fee	$ 4.7	$ 7.4